Current and Non-Current Assets and Liabilities	12 Months Ended
Dec. 31, 2017
Current and Non-Current Assets and Liabilities [Abstract]
Disclosure of Current and Non-Current Assets and Liabilities [text block]

Current and Non-Current Assets and Liabilities

Asset and liability line items by amounts recovered or settled within or after one year

Asset items as of December 31, 2017

	Amounts recovered or settled		Total
in € m.	within one year	after one year	Dec 31, 2017
Cash and central bank balances	225,537	118	225,655
Interbank balances (w/o central banks)	8,681	585	9,265
Central bank funds sold and securities purchased under resale agreements	9,216	755	9,971
Securities borrowed	16,710	22	16,732
Financial assets at fair value through profit or loss	623,075	13,895	636,970
Financial assets available for sale	9,882	39,514	49,397
Equity method investments	0	866	866
Loans	113,190	288,510	401,699
Securities held to maturity	0	3,170	3,170
Property and equipment	0	2,663	2,663
Goodwill and other intangible assets	0	8,839	8,839
Other assets	95,383	6,108	101,491
Assets for current tax	840	375	1,215
Total assets before deferred tax assets	1,102,514	365,419	1,467,933
Deferred tax assets			6,799
Total assets			1,474,732

Liability items as of December 31, 2017

	Amounts recovered or settled		Total
in € m.	within one year	after one year	Dec 31, 2017
Deposits	550,747	30,065	580,812
Central bank funds purchased and securities sold under repurchase agreements	17,591	515	18,105
Securities loaned	6,688	1	6,688
Financial liabilities at fair value through profit or loss	473,165	5,471	478,636
Other short-term borrowings	18,411	0	18,411
Other liabilities	127,388	4,820	132,208
Provisions	5,219	0	5,219
Liabilities for current tax	366	635	1,001
Long-term debt	46,403	113,313	159,715
Trust preferred securities	4,825	666	5,491
Total liabilities before deferred tax liabilities	1,250,802	155,486	1,406,287
Deferred tax liabilities			346
Total liabilities			1,406,633

Asset items as of December 31, 2016

	Amounts recovered or settled		Total
in € m.	within one year	after one year	Dec 31, 2016
Cash and central bank balances	181,364	0	181,364
Interbank balances (w/o central banks)	10,996	610	11,606
Central bank funds sold and securities purchased under resale agreements	15,756	531	16,287
Securities borrowed	20,081	0	20,081
Financial assets at fair value through profit or loss	725,099	18,682	743,781
Financial assets available for sale	9,211	47,016	56,228
Equity method investments	0	1,027	1,027
Loans	115,673	293,236	408,909
Securities held to maturity	0	3,206	3,206
Property and equipment	0	2,804	2,804
Goodwill and other intangible assets	0	8,982	8,982
Other assets	118,246	7,799	126,045
Assets for current tax	1,329	230	1,559
Total assets before deferred tax assets	1,197,755	384,124	1,581,880
Deferred tax assets			8,666
Total assets			1,590,546

Liability items as of December 31, 2016

	Amounts recovered or settled		Total
in € m.	within one year	after one year	Dec 31, 2016
Deposits	522,885	27,319	550,204
Central bank funds purchased and securities sold under repurchase agreements	25,035	705	25,740
Securities loaned	3,598	0	3,598
Financial liabilities at fair value through profit or loss	576,336	5,635	581,971
Other short-term borrowings	17,295	0	17,295
Other liabilities	150,253	5,187	155,440
Provisions	10,973	0	10,973
Liabilities for current tax	723	606	1,329
Long-term debt	28,758	143,558	172,316
Trust preferred securities	2,197	4,716	6,373
Total liabilities before deferred tax liabilities	1,338,054	187,186	1,525,240
Deferred tax liabilities			486
Total liabilities			1,525,727